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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002

- CREDIT SUISSE
  HIGH INCOME FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT
466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER.

WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE. RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE HIGH INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the share classes of Credit Suisse High Income Fund(1) (the "Fund") generated returns as follows: Common shares declined 0.60%, Class A shares(2) declined 0.56%, Class B shares(2) declined 1.36%, and Class C(2) shares declined 1.22%. By contrast, the Credit Suisse First Boston High Yield Index, Developed Countries Only(3) declined 0.16% and the Lipper Open-End High Yield Bond Fund Index(4) (which we consider a more accurate gauge of the Fund's competitive universe) declined 5.97%.

   The Fund significantly outperformed its competitive universe (as represented by the Fund's Lipper benchmark) primarily as a result of our approach to several industry sectors (I.E., as compared to broad high yield market indices):

   - We reaped the twin benefits of a below-market allocation and comparatively good security selection in cable television, which underperformed the market as a whole.

   - We had only minimal exposure to the weak utility industry, which suffered as credit ratings for numerous companies were downgraded, with some falling to high yield status from investment-grade.

   - Our exposure to diversified telecom service providers did not include some of the sector's worst-performing securities.

   - In auto parts and publishing, successful security selection was magnified by our above-market allocation.

   Our willingness to keep cash reserves somewhat high as a defensive measure proved additionally helpful to overall performance.

   To a modest degree, we fared worse in a handful of other industries. These were wireless telecommunications, metals/mining and containers.

   In wireless telecom and metals/mining, our above-market allocation exacerbated the negative impact of security selection. In containers, results were especially hurt by our position in debt issued by a manufacturer of resin-based plastic products. The cost of resin increased during the fiscal year, but industry conditions were such that manufacturers were unable to raise their own prices to pass on this higher cost to their customers. The ensuing squeeze

                                        1
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on profitability prompted selling in the securities we held, as well as those of the company's competitors.

Richard J. Lindquist,                                       Misia K. Dudley,
Co-Portfolio Manager                                        Co-Portfolio Manager

Philip L. Schantz,                                          Mary Ann Thomas,
Co-Portfolio Manager                                        Co-Portfolio Manager

John M. Tobin,                                              John F. Dessauer,
Co-Portfolio Manager                                        Co-Portfolio Manager

Michael J. Dugan,
Co-Portfolio Manager

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISK THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

                                        2
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[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE
     HIGH INCOME FUND(1) COMMON CLASS CREDIT SUISSE FIRST BOSTON HIGH YIELD
      INDEX, DEVELOPED COUNTRIES ONLY(3) AND THE LIPPER OPEN-END HIGH YIELD
            BOND FUND INDEX(4) FROM INCEPTION (8/01/00). (UNAUDITED)

          CREDIT SUISSE HIGH INCOME FUND(1)   CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX,   LIPPER OPEN-END HIGH YIELD
          COMMON CLASS -- $9,739              DEVELOPED COUNTRIES ONLY(3) -- $9,685          BOND FUND INDEX(4) -- $8,308
                                                                                  $ 10,000                       $ 10,000
 8/00                              $ 10,000                                       $ 10,059                       $ 10,052
 9/00                              $  9,870                                       $  9,965                       $  9,904
10/00                              $  9,637                                       $  9,659                       $  9,566
11/00                              $  9,262                                       $  9,248                       $  9,032
12/00                              $  9,467                                       $  9,438                       $  9,188
 1/02                              $ 10,134                                       $ 10,025                       $  9,797
 2/02                              $ 10,324                                       $ 10,136                       $  9,829
 3/02                              $ 10,078                                       $  9,938                       $  9,502
 4/02                              $ 10,093                                       $  9,841                       $  9,378
 5/02                              $ 10,216                                       $ 10,022                       $  9,477
 6/02                              $  9,920                                       $  9,847                       $  9,198
 7/02                              $ 10,055                                       $  9,983                       $  9,252
 8/02                              $ 10,164                                       $ 10,116                       $  9,293
 9/02                              $  9,369                                       $  9,459                       $  8,637
10/02                              $  9,721                                       $  9,701                       $  8,835
11/02                              $ 10,048                                       $ 10,026                       $  9,115
12/02                              $ 10,056                                       $ 10,028                       $  9,091
 1/02                              $ 10,089                                       $ 10,119                       $  9,112
 2/02                              $ 10,039                                       $ 10,035                       $  8,951
 3/02                              $ 10,283                                       $ 10,274                       $  9,129
 4/02                              $ 10,386                                       $ 10,437                       $  9,224
 5/02                              $ 10,364                                       $ 10,398                       $  9,131
 6/02                              $  9,967                                       $ 10,042                       $  8,617
 7/02                              $  9,707                                       $  9,755                       $  8,335
 8/02                              $  9,776                                       $  9,880                       $  8,478
 9/02                              $  9,702                                       $  9,748                       $  8,360
10/02                              $  9,739                                       $  9,685                       $  8,308

[CHART]

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE HIGH INCOME FUND(1) CLASS A(2) AND CLASS B(2), CREDIT SUISSE FIRST BOSTON HIGH
      YIELD INDEX, DEVELOPED COUNTRIES ONLY(3) AND THE LIPPER OPEN-END HIGH
         YIELD BOND FUND INDEX(4) FROM INCEPTION (3/08/99). (UNAUDITED)

             CREDIT SUISSE           CREDIT SUISSE           CREDIT SUISSE FIRST                      LIPPER OPEN-END
             HIGH INCOME FUND(1)     HIGH INCOME FUND(1)     BOSTON HIGH YIELD INDEX,                 HIGH YIELD
             CLASS A(2) -- $9,781    CLASS B(2) -- $9,883    DEVELOPED COUNTRIES ONLY(3) -- $9,758    BOND FUND INDEX(4) -- $8,435
 3/99                    $  9,525                $ 10,000                                 $ 10,000                          10,000
 3/99                    $  9,754                $ 10,233                                 $ 10,068                          10,176
 4/99                    $  9,955                $ 10,434                                 $ 10,262                          10,440
 5/99                    $  9,806                $ 10,270                                 $ 10,160                          10,241
 6/99                    $  9,798                $ 10,255                                 $ 10,145                          10,242
 7/99                    $  9,830                $ 10,283                                 $ 10,156                          10,245
 8/99                    $  9,745                $ 10,187                                 $ 10,058                          10,142
 9/99                    $  9,739                $ 10,175                                 $  9,968                          10,063
10/99                    $  9,734                $ 10,163                                 $  9,899                          10,034
11/99                    $  9,924                $ 10,366                                 $ 10,020                          10,210
12/99                    $ 10,020                $ 10,461                                 $ 10,136                          10,333
 1/00                    $  9,973                $ 10,395                                 $ 10,074                          10,282
 2/00                    $ 10,005                $ 10,422                                 $ 10,112                          10,355
 3/00                    $  9,822                $ 10,226                                 $  9,929                          10,176
 4/00                    $  9,920                $ 10,322                                 $  9,927                          10,131
 5/00                    $  9,862                $ 10,255                                 $  9,788                           9,951
 6/00                    $  9,961                $ 10,353                                 $  9,996                          10,135
 7/00                    $ 10,022                $ 10,410                                 $ 10,075                          10,153
 8/00                    $ 10,092                $ 10,477                                 $ 10,134                          10,206
 9/00                    $  9,972                $ 10,346                                 $ 10,040                          10,056
10/00                    $  9,728                $ 10,087                                 $  9,731                           9,712
11/00                    $  9,349                $  9,689                                 $  9,317                           9,170
12/00                    $  9,556                $  9,898                                 $  9,508                           9,329
 1/02                    $ 10,230                $ 10,590                                 $ 10,100                           9,947
 2/02                    $ 10,422                $ 10,783                                 $ 10,212                           9,979
 3/02                    $ 10,185                $ 10,519                                 $ 10,013                           9,648
 4/02                    $ 10,189                $ 10,529                                 $  9,914                           9,521
 5/02                    $ 10,336                $ 10,651                                 $ 10,097                           9,623
 6/02                    $ 10,038                $ 10,349                                 $  9,920                           9,339
 7/02                    $ 10,174                $ 10,470                                 $ 10,058                           9,394
 8/02                    $ 10,285                $ 10,590                                 $ 10,192                           9,436
 9/02                    $  9,482                $  9,746                                 $  9,529                           8,769
10/02                    $  9,838                $ 10,107                                 $  9,773                           8,970
11/02                    $ 10,168                $ 10,441                                 $ 10,101                           9,255
12/02                    $ 10,177                $ 10,443                                 $ 10,103                           9,230
 1/02                    $ 10,210                $ 10,471                                 $ 10,194                           9,252
 2/02                    $ 10,159                $ 10,413                                 $ 10,110                           9,088
 3/02                    $ 10,406                $ 10,660                                 $ 10,351                           9,268
 4/02                    $ 10,511                $ 10,762                                 $ 10,515                           9,365
 5/02                    $ 10,474                $ 10,719                                 $ 10,476                           9,271
 6/02                    $ 10,088                $ 10,315                                 $ 10,117                           8,749
 7/02                    $  9,812                $ 10,040                                 $  9,828                           8,462
 8/02                    $  9,883                $ 10,106                                 $  9,954                           8,608
 9/02                    $  9,820                $ 10,022                                 $  9,821                           8,488
10/02                    $  9,781                $  9,874                                 $  9,758                           8,435

                                        3
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[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
  CREDIT SUISSE HIGH INCOME FUND(1) CLASS C(2), CREDIT SUISSE FIRST BOSTON HIGH
      YIELD INDEX, DEVELOPED COUNTRIES ONLY(3) AND THE LIPPER OPEN-END HIGH
         YIELD BOND FUND INDEX(4) FROM INCEPTION (2/28/00). (UNAUDITED)

         CREDIT SUISSE HIGH INCOME FUND(1) CLASS C(2)   CREDIT SUISSE FIRST BOSTON HIGH YIELD INDEX,   LIPPER OPEN-END HIGH YIELD
         -- $9,561                                      DEVELOPED COUNTRIES ONLY(3) -- $9,649          BOND FUND INDEX(4) -- $8,146
 2/00                                        $ 10,000                                       $ 10,000                       $ 10,000
 3/00                                        $  9,812                                       $  9,819                       $  9,827
 4/00                                        $  9,903                                       $  9,817                       $  9,784
 5/00                                        $  9,839                                       $  9,680                       $  9,610
 6/00                                        $  9,932                                       $  9,885                       $  9,787
 7/00                                        $  9,985                                       $  9,963                       $  9,805
 8/00                                        $ 10,048                                       $ 10,022                       $  9,856
 9/00                                        $  9,911                                       $  9,928                       $  9,711
10/00                                        $  9,662                                       $  9,623                       $  9,379
11/00                                        $  9,291                                       $  9,214                       $  8,856
12/00                                        $  9,480                                       $  9,403                       $  9,009
 1/02                                        $ 10,142                                       $  9,987                       $  9,606
 2/02                                        $ 10,327                                       $ 10,098                       $  9,637
 3/02                                        $ 10,086                                       $  9,901                       $  9,317
 4/02                                        $ 10,083                                       $  9,804                       $  9,195
 5/02                                        $ 10,199                                       $  9,985                       $  9,293
 6/02                                        $  9,910                                       $  9,810                       $  9,019
 7/02                                        $ 10,038                                       $  9,946                       $  9,072
 8/02                                        $ 10,140                                       $ 10,079                       $  9,112
 9/02                                        $  9,343                                       $  9,424                       $  8,469
10/02                                        $  9,676                                       $  9,665                       $  8,662
11/02                                        $ 10,009                                       $  9,989                       $  8,937
12/02                                        $ 10,011                                       $  9,991                       $  8,913
 1/02                                        $ 10,038                                       $ 10,081                       $  8,935
 2/02                                        $  9,982                                       $  9,998                       $  8,777
 3/02                                        $ 10,219                                       $ 10,236                       $  8,951
 4/02                                        $ 10,316                                       $ 10,398                       $  9,044
 5/02                                        $ 10,274                                       $ 10,359                       $  8,953
 6/02                                        $  9,888                                       $ 10,005                       $  8,449
 7/02                                        $  9,612                                       $  9,718                       $  8,172
 8/02                                        $  9,688                                       $  9,843                       $  8,313
 9/02                                        $  9,607                                       $  9,712                       $  8,197
10/02                                        $  9,561                                       $  9,649                       $  8,146

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                      SINCE
                                                       ONE YEAR     INCEPTION
                                                       --------     ---------
Common Class                                             3.56%        (1.02%)
Class A Without Sales Charge                             3.57%         0.86%
Class A With Maximum Sales Charge                       (1.39%)       (0.51%)
Class B Without CDSC                                     2.78%         0.01%
Class B With CDSC                                       (0.98%)       (0.20%)
Class C Without CDSC                                     2.79%        (1.53%)
Class C With CDSC                                        1.85%        (1.53%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                      SINCE
                                                       ONE YEAR     INCEPTION
                                                       --------     ---------
Common Class                                            (0.60%)       (1.17%)
Class A Without Sales Charge                            (0.56%)        0.73%
Class A With Maximum Sales Charge                       (5.31%)       (0.60%)
Class B Without CDSC                                    (1.36%)       (0.12%)
Class B With CDSC                                       (4.97%)       (0.32%)
Class C Without CDSC                                    (1.22%)       (1.66%)
Class C With CDSC                                       (2.13%)       (1.66%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was -5.31%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -4.97%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -2.13%.
(3) The Credit Suisse First Boston High Yield Index, Developed Countries Only is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's advisor. Name changed from The Credit Suisse First Boston Domestic + High Yield Index effective May 31, 2001. Investors cannot invest directly in an index.
(4) The Lipper Open-End High Yield Bond Index is composed of open-end mutual funds that invest primarily in high-yield debt securities. The index does not include sales charges, fees or expenses in its calculation. Investors cannot invest directly in an index.

                                        5
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CREDIT SUISSE HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (85.0%)
AIRLINES (0.3%)
     $ 100  American Airlines, Inc., Series 01-2,
             Pass Thru Certificates                             (A , B1)        04/01/08      7.800    $     68,091
                                                                                                       ------------

AUTOMOBILE MANUFACTURING/VEHICLE PARTS (2.4%)
       100  American Axle & Manufacturing, Inc., Company
             Guaranteed (Callable 3/01/04 @ $104.88)           (BB- , Ba3)      03/01/09      9.750         107,000
       100  Collins & Aikman Products Co., Global Company
             Guaranteed (Callable 12/31/06 @ $105.38)            (B , B1)       12/31/11     10.750          93,000
       100  CSK Auto, Inc., Global Company Guaranteed
             (Callable 12/15/04 @ $106.00)                       (B , B2)       06/15/06     12.000         106,500
       100  Oshkosh Truck Corp., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 3/01/03 @ $104.38)                      (BB- , Ba3)      03/01/08      8.750         103,375
       100  Stanadyne Automotive Corp., Series B,
             Company Guaranteed, Senior Subordinated
             Notes (Callable 12/15/02 @ $105.12)                (B , Caa1)      12/15/07     10.250          80,500
                                                                                                       ------------
                                                                                                            490,375
                                                                                                       ------------

AUTOMOBILE PARTS & EQUIPMENT (0.7%)
       150  United Auto Group, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 3/15/07 @ $104.81)                        (B , B3)       03/15/12      9.625         143,250
                                                                                                       ------------

BROADCAST/OUTDOOR (2.5%)
       150  Albritton Communications Co., Series B,
             Senior Subordinated Debentures
             (Callable 12/06/02 @ $103.90)                       (B- , B3)      11/30/07      9.750         156,375
       150  Paxson Communications Corp., Global
             Company Guaranteed, Senior Discount Notes
             (Callable 1/15/06 @ $106.12)^                       (B- , B3)      01/15/09     12.250          74,250
       150  Salem Communications Holding Corp.,
             Series B, Global Company Guaranteed
             (Callable 7/01/06 @ $104.50)                        (B- , B3)      07/01/11      9.000         156,750
       100  Sinclair Broadcast Group, Inc., Global Company
             Guaranteed, Senior Subordinated Notes
             (Callable 12/15/06 @ $104.38)                       (B , B2)       12/15/11      8.750         105,500
                                                                                                       ------------
                                                                                                            492,875
                                                                                                       ------------

BUILDING PRODUCTS (1.9%)
       150  AAF-McQuay, Inc., Senior Notes                      (NR , B3)       02/15/03      8.875         151,500
       150  Building Materials Corp., Series B, Senior Notes     (B , B2)       07/15/05      7.750         116,250
       150  Dayton Superior Corp., Company Guaranteed
             Notes (Callable 6/15/07 @ $102.17)                (B- , Caa2)      06/15/09     13.000         117,750
                                                                                                       ------------
                                                                                                            385,500
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                        6

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
CABLE (3.8%)
     $ 100  Charter Communications Holdings LLC, Senior
             Notes (Callable 4/01/04 @ $104.31)                 (B- , B3)       04/01/09      8.625    $     43,500
       100  Coaxial Communications/Phoenix, Company
             Guaranteed, Senior Notes
             (Callable 12/06/02 @ $105.00)                       (B , B3)       08/15/06     10.000          85,625
       200  CSC Holdings, Inc., Senior Notes                    (BB- , B1)      12/15/07      7.875         166,500
       150  CSC Holdings, Inc., Series B, Senior Notes          (BB- , B1)      04/01/11      7.625         123,375
       100  Insight Midwest, Senior Notes
             (Callable 10/01/04 @ $104.88)                      (B+ , B2)       10/01/09      9.750          85,500
       150  Lenfest Communications, Inc., Senior
             Subordinated Notes
             (Callable 2/15/03 @ $104.12)                      (BBB , Ba1)      02/15/08      8.250         147,937
       150  Mediacom LLC Capital Corp., Senior Notes
             (Callable 2/15/06 @ $103.94)                       (B+ , B2)       02/15/11      7.875         102,750
                                                                                                       ------------
                                                                                                            755,187
                                                                                                       ------------

CHEMICALS (3.2%)
       100  Avecia Group PLC, Global Company
             Guaranteed (Callable 7/01/04 @ $105.50)            (B- , B3)       07/01/09     11.000          84,500
       100  Equistar Chemicals LP/ Equistar Funding Corp.,
             Global Company Guaranteed                          (BB+ , B1)      09/01/08     10.125          90,500
       100  Ferro Corp., Senior Notes                         (BBB- , Baa3)     01/01/09      9.125         104,901
       150  Huntsman International LLC, Company
             Guaranteed (Callable 7/01/04 @ $105.06)           (B- , Caa1)      07/01/09     10.125         117,750
       100  Lyondell Chemical Co., Global Company
             Guaranteed (Callable 12/15/05 @ $104.75)           (BB , Ba3)      12/15/08      9.500          94,000
       150  Om Group Incorporated                              (B- , Caa2)      12/15/11      9.250          59,250
       100  United Industries Corp., Senior Subordinated
             Notes (Callable 4/01/04 @ $104.94)                (CCC+ , B3)      04/01/09      9.875          99,750
                                                                                                       ------------
                                                                                                            650,651
                                                                                                       ------------

COMMERCIAL SERVICES (0.8%)
       150  Lamar Media Corporation                             (B , Ba3)       09/15/07      8.625         156,750
                                                                                                       ------------

COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) (0.3%)
       150  Time Warner Telecom LLC, Senior Notes
             (Callable 7/15/03 @ $104.88)                      (CCC+ , B3)      07/15/08      9.750          69,750
                                                                                                       ------------

CONGLOMERATE/DIVERSIFIED MANUFACTURING (1.4%)
       100  Day International Group, Inc., Series B, Senior
             Notes (Callable 12/06/02 @ $102.47)                (B- , B2)       06/01/05     11.125         100,500
       150  Jordan Industries, Inc., Series B, Senior Notes
             (Callable 12/09/02 @ $105.19)                     (B- , Caa3)      08/01/07     10.375          85,500
       100  Roller Bearing Co. America, Inc.,
             Series B, Company Guaranteed
             (Callable 11/12/02 @ $104.81)                      (B- , B3)       06/15/07      9.625          93,500
                                                                                                       ------------
                                                                                                            279,500
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                        7

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
CONSUMER PRODUCTS/TOBACCO (3.1%)
     $ 145  DIMON, Inc., Series B, Global Company Guaranteed,
             Senior Notes (Callable 10/15/06 @ $104.81)        (BB , Ba3)       10/15/11      9.625    $    151,162
       150  Johnsondiversey, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 5/15/07 @ $104.81)++                     (B , B2)        05/15/12      9.625         150,750
       150  Revlon Consumer Products Corp., Global
             Company Guaranteed                                (B- , Caa1)      12/01/05     12.000         132,000
       100  Scotts Co., Company Guaranteed
             (Callable 1/15/04 @ $104.31)                       (B+ , B2)       01/15/09      8.625         104,500
       100  Werner Holding Co., Inc., Series A, Company
             Guaranteed (Callable 11/15/02 @ $105.00)           (B- , B2)       11/15/07     10.000          94,500
                                                                                                       ------------
                                                                                                            632,912
                                                                                                       ------------

CONSUMER SERVICES (0.6%)
       150  Protection One Alarm Monitoring, Inc.             (CCC+ , Caa3)     01/15/09      8.125         111,750
                                                                                                       ------------

CONTAINERS (1.7%)
       100  Consolidated Container Co., LLC, Company
             Guaranteed (Callable 7/15/04 @ $105.06)           (CCC , Caa1)     07/15/09     10.125          60,500
       100  Owens-Illinois, Inc., Senior Notes                  (B+ , B3)       05/15/08      7.350          89,750
       100  Packaging Corp. of America, Company
             Guaranteed (Callable 4/01/04 @ $104.81)           (BB+ , Ba2)      04/01/09      9.625         108,750
       100  Sealed Air Corp., Rule 144A, Private Placement,
             Company Guaranteed++                              (BBB , Baa3)     07/01/08      8.750          90,095
                                                                                                       ------------
                                                                                                            349,095
                                                                                                       ------------

CONTAINERS & PACKAGING (1.5%)
       150  Portola Packaging Incorporated                      (B , B3)        10/01/05     10.750         147,750
       150  Stone Container Finance Co., Rule 144A,
             Private Placement, Company Guaranteed,
             Senior Notes (Callable 8/15/04 @ $100.00)++        (B , B2)        08/15/06     11.500         159,750
                                                                                                       ------------
                                                                                                            307,500
                                                                                                       ------------

COSMETICS-TOILETRY (0.8%)
       150  Playtex Products, Inc., Global Company
             Guaranteed (Callable 6/01/06 @ $104.69)            (B , B2)        06/01/11      9.375         160,500
                                                                                                       ------------

DIVERSIFIED TELECOMMUNICATIONS (0.9%)
       100  Gray Television, Inc., Global Company
             Guaranteed, Senior Subordinated Notes
             (Callable (12/15/06 @ $104.62)                     (B- , B3)       12/15/11      9.250         105,750
       150  Primus Telecommunications Group, Inc.,
             Senior Notes (Callable 12/09/02 @ $102.94)       (CCC- , Caa3)     08/01/04     11.750          83,250
                                                                                                       ------------
                                                                                                            189,000
                                                                                                       ------------

ELECTRIC/GAS (1.2%)
       150  CMS Energy Corp., Series B, Senior Notes            (B+ , B3)       01/15/04      6.750         121,538
       150  Tnp Enterprises Incorporated                       (BB+ , Ba3)      04/01/10     10.250         129,750
                                                                                                       ------------
                                                                                                            251,288
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                        8

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
ENERGY - OTHER (1.0%)
     $ 100  Swift Energy Co., Senior Subordinated Notes
             (Callable 5/01/07 @ $104.69)                        (B , B3)       05/01/12      9.375    $     91,500
       100  Western Gas Resources, Inc., Company
             Guaranteed (Callable 6/15/04 @ $105.00)           (BB- , Ba3)      06/15/09     10.000         105,500
                                                                                                       ------------
                                                                                                            197,000
                                                                                                       ------------

ENTERTAINMENT (0.7%)
       150  Wheeling Islands Gaming Incorporated                (B+ , B3)       12/15/09     10.125         147,000
                                                                                                       ------------

ENVIRONMENTAL SERVICES (0.5%)
       100  Allied Waste North America, Series B, Company
             Guaranteed (Callable 8/01/04 @ $105.00)            (B+ , B2)       08/01/09     10.000          96,500
                                                                                                       ------------

FINANCE (1.2%)
       150  Intrawest Corp., Yankee Senior Unsecured
             Notes (Callable 8/15/03 @ $104.88)                 (B+ , B1)       08/15/08      9.750         146,250
       100  Senior Housing Properties Trust, Senior Notes      (BB+ , Ba2)      01/15/12      8.625          98,500
                                                                                                       ------------
                                                                                                            244,750
                                                                                                       ------------

FINANCE - OTHER (0.5%)
       100  PCA LLC/PCA Finance Corp., Rule 144A,
             Private Placement, Senior Notes++                  (B- , B3)       08/01/09     11.875         100,000
                                                                                                       ------------

FOOD & DRUG RETAILING (0.7%)
       150  Roundy's Incorporated                                (B , B2)       06/15/12      8.875         145,500
                                                                                                       ------------

FOOD PROCESSORS/BEVERAGE/BOTTLING (3.1%)
       200  Aurora Foods, Inc., Series B, Senior Subordinated
             Notes (Callable 7/01/03 @ $106.38)                (CCC , Caa3)     07/01/08      8.750          88,000
       100  Fleming Companies, Inc., Series D,
             Global Company Guaranteed
             (Callable 12/06/02 @ $105.31)                      (NR , B3)       07/31/07     10.625          64,000
       150  Great Atlantic & Pacific Tea Co., Inc., Senior
             Notes (Callable 12/15/06 104.56)                   (BB- , B3)      12/15/11      9.125          90,750
       100  Luiginos, Inc., Senior Subordinated Notes
             (Callable 2/01/03 @ $105.00)                       (B- , B3)       02/01/06     10.000         100,500
       100  National Wine & Spirits, Inc., Company
             Guaranteed (Callable 1/15/04 @ $105.06)             (B , B2)       01/15/09     10.125          97,500
       100  Smithfield Foods, Inc., Series B, Global
             Senior Notes                                      (BBB- , Ba2)     10/15/09      8.000         101,000
       100  Swift & Co., Rule 144A, Private Placement,
             Senior Notes (Callable 10/01/06 @ $105.06)++       (B+ , B1)       10/01/09     10.125          86,500
                                                                                                       ------------
                                                                                                            628,250
                                                                                                       ------------

GAMING (8.4%)
       150  Ameristar Casinos, Inc., Global Company
             Guaranteed (Callable 2/15/06 @ $105.38)             (B , B3)       02/15/09     10.750         162,750
       100  Argosy Gaming Co., Company Guaranteed
             (Callable 6/01/04 @ $105.38)                       (B+ , B2)       06/01/09     10.750         110,500

                 See Accompanying Notes to Financial Statements.

                                        9

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
GAMING (CONTINUED)
     $ 100  Aztar Corp., Senior Subordinated Notes
             (Callable 5/15/03 @ $104.44)                       (B+ , Ba3)      05/15/07      8.875    $    100,000
       150  Boyd Gaming Corp., Senior Subordinated
             Notes (Callable 12/06/02 @ $104.75)                (B+ , B1)       07/15/07      9.500         155,625
       100  Coast Hotels & Casinos, Inc., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 4/01/04 @ 104.75)                         (B , B2)       040/1/09      9.500         105,500
       100  Hard Rock Hotel, Inc., Series B, Senior
             Subordinated Notes (Callable 12/06/02 @ $104.62)  (B- , Caa1)      04/01/05      9.250          99,250
       150  Isle of Capri Casinos, Inc., Company Guaranteed
             (Callable 4/15/04 @ $104.38)                       (B , B2)        04/15/09      8.750         150,750
       100  Kerzner International, Ltd., Global Company
             Guaranteed, Senior Subordinated Notes
             (Callable 8/15/06 @ $104.44)                       (B+ , B2)       08/15/11      8.875         101,000
       150  Majestic Investor Holdings, Company
             Guaranteed, Senior Secured Notes
             (Callable 11/30/05 @ $105.83)                       (B , B2)       11/30/07     11.653         131,437
       100  Majestic Star Casino LLC, Series B, Company
             Guaranteed, Senior Secured Notes
             (Callable 7/01/03 @ $105.44)                        (B , B2)       07/01/06     10.875         100,500
       100  MGM Mirage, Inc., Company Guaranteed,
             Senior Subordinated Notes                         (BB+ , Ba2)      02/01/11      8.375         105,250
       100  Mohegan Tribal Gaming, Senior Subordinated
             Notes (Callable 1/01/04 @ $104.38)                (BB- , Ba3)      01/01/09      8.750         105,500
       100  Park Place Entertainment Corp., Senior
             Subordinated Notes                                (BB+ , Ba2)      12/15/05      7.875         100,750
       100  Penn National Gaming, Inc., Company
             Guaranteed (Callable 3/15/06 @ $104.44)            (B- , B3)       03/15/10      8.875         101,250
       100  Windsor Woodmont Black Hawk, Series B,
             First Mortgage (Callable 12/06/02 @ $113.00)       (NR , NR)       03/15/05     13.000          65,500
                                                                                                       ------------
                                                                                                          1,695,562
                                                                                                       ------------

HEALTHCARE FACILITIES/SUPPLIES (4.1%)
       150  Alaris Medical Systems, Company Guaranteed
             (Callable 12/06/02 @ $103.25)                     (B- , Caa1)      12/01/06      9.750         149,250
       100  Extendicare Health Services, Inc., Company
             Guaranteed (Callable 12/15/02 @ $104.67)          (CCC+ , B3)      12/15/07      9.350          86,500
       100  Fisher Scientific International, Inc., Global
             Senior Subordinated Notes
             (Callable 5/01/07 @ $104.06)                        (B , B3)       05/01/12      8.125         102,000
       100  Magellan Health Services, Inc.,
             Senior Subordinated Notes
             (Callable 2/15/03 @ $104.50)                       (CC , Ca)       02/15/08      9.000          17,500
       100  PacifiCare Health Systems, Inc., Global Company
             Guaranteed (Callable 6/01/06 @ $105.38)            (B+ , B3)       06/01/09     10.750         104,500
       100  Rotech Healthcare, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 4/01/07 @ $104.75)++                     (B+ , B2)       04/01/12      9.500          95,000

                 See Accompanying Notes to Financial Statements.

                                       10

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
HEALTHCARE FACILITIES/SUPPLIES (CONTINUED)
     $ 250  Triad Hospitals, Inc., Series B, Company
             Guaranteed (Callable 5/01/05 @ $104.38)            (B- , B1)       05/01/09      8.750    $    266,250
                                                                                                       ------------
                                                                                                            821,000
                                                                                                       ------------

HEALTHCARE SERVICES (0.6%)
       150  Beverly Enterprises Incorporated                    (B+ , B1)       04/15/09      9.625         122,250
                                                                                                       ------------

HOME BUILDERS (2.7%)
       100  Beazer Homes USA, Inc., Global Company
             Guaranteed, Senior Notes
             (Callable 4/15/07 @ $104.19)                       (BB , Ba2)      04/15/12      8.375         102,250
       100  D.R. Horton, Inc., Global Company Guaranteed
             (Callable 4/15/07 @ $104.25)                       (BB , Ba1)      04/15/12      8.500          98,750
       100  KB Home, Senior Subordinated Notes                 (BB- , Ba3)      12/15/08      8.625         101,000
       150  Toll Corp., Senior Subordinated Notes
             (Callable 12/01/06 @ $104.12)                     (BB+ , Ba2)      12/01/11      8.250         148,500
       100  WCI Communities, Inc., Global Company
             Guaranteed, Senior Subordinated Notes
             (Callable 5/01/07 @ $104.56)                       (B , Ba3)       05/01/12      9.125          83,250
                                                                                                       ------------
                                                                                                            533,750
                                                                                                       ------------

INDUSTRIAL (0.5%)
       150  Motor Coach Industries International, Inc.,
             Company Guaranteed, Senior Subordinated
             Notes (Callable 5/01/04 @ $105.62)               (CCC+ , Caa1)     05/01/09     11.250          92,250
                                                                                                       ------------

INDUSTRIAL - OTHER (0.7%)
       150  International Utility Structures, Inc.,
             Yankee Senior Subordinated Notes
             (Callable 2/01/03 @ $105.38)                      (CCC- , Ca)      02/01/08     10.750          68,250
       100  Muzak LLC/ Muzak Finance Corp., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 3/15/04 @ $104.94)                      (B- , Caa1)      03/15/09      9.875          70,500
                                                                                                       ------------
                                                                                                            138,750
                                                                                                       ------------

LEISURE (2.3%)
       150  AMC Entertainment, Inc., Senior Subordinated
             Notes (Callable 2/01/04 @ $104.75)               (CCC+ , Caa3)     02/01/11      9.500         133,875
       150  Booth Creek Ski Holdings, Inc., Series B,
             Company Guaranteed
             (Callable 12/06/02 @ $106.25)                    (CCC+ , Caa1)     03/15/07     12.500         133,500
       100  Icon Health & Fitness, Inc., Rule 144A,
             Private Placement, Company Guaranteed
             (Callable 4/01/07 @ $105.62)++                     (B- , B3)       04/01/12     11.250          90,500
       100  Intrawest Corp., Rule 144A, Private Placement,
             Senior Notes (Callable 2/01/05 @ $105.25)++        (B+ , B1)       02/01/10     10.500         101,000
                                                                                                       ------------
                                                                                                            458,875
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       11

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
LODGING (1.9%)
     $ 150  Capstar Hotel Co., Senior Subordinated Notes
             (Callable 12/06/02 @ $104.38)                     (CCC+ , B3)       8/15/07      8.750    $     94,500
       150  HMH Properties, Inc., Series B, Company
             Guaranteed (Callable 8/01/03 @ $103.98)           (BB- , Ba3)      08/01/08      7.875         143,250
       150  Riviera Holdings Corp., Rule 144A, Private
             Placement, Company Guaranteed
             (Callable 6/15/06 @ $105.50)++                     (B+ , B2)       06/15/10     11.000         137,625
                                                                                                       ------------
                                                                                                            375,375
                                                                                                       ------------

MACHINERY (0.4%)
       100  Motors & Gears, Inc., Series D, Senior Notes
             (Callable 12/06/02 @ $103.58)                     (B- , Caa1)      11/15/06     10.750          85,500
                                                                                                       ------------

MEDICAL PRODUCTS & SUPPLIES (0.8%)
       150  Hanger Orthopedic Group Incorporated                (B- , B2)       02/15/09     10.375         161,250
                                                                                                       ------------

METALS & MINING (1.3%)
       100  Jarden Corp., Rule 144A, Private Placement,
             Senior Subordinated Notes
             (Callable 5/01/07 @ $104.88)++                     (B- , B3)       05/01/12      9.750         100,500
       150  Metallurg, Inc., Series B, Company Guaranteed,
             Senior Notes (Callable 12/01/02 @ $105.50)       (CCC+ , Caa2)     12/01/07     11.000         126,750
       100  WCI Steel, Inc., Series B, Senior Secured
             Notes (Callable 12/06/02 @ $103.33)              (CCC+ , Caa2)     12/01/04     10.000          24,500
                                                                                                       ------------
                                                                                                            251,750
                                                                                                       ------------

MISCELLANEOUS MANUFACTURING (2.0%)
       100  Collins & Aikman Floorcovering                       (B , B2)       02/15/10      9.750          97,000
       150  Dex Media East LLC/Dex Media East Finance Co.,
             Rule 144A, Private Placement, Senior Notes
             (Callable 11/15/06 @ $104.94)++                     (B , B2)       11/15/09      9.875         155,250
       150  FMC Corp.                                          (BB+ , Ba2)      11/01/09     10.250         154,875
                                                                                                       ------------
                                                                                                            407,125
                                                                                                       ------------

OIL & GAS SERVICES (0.8%)
       150  Belco Oil & Gas Corporation                         (B+ , Ba3)      09/15/07      8.875         155,250
                                                                                                       ------------

OIL EQUIPMENT (1.4%)
       100  Mission Resources Corp., Series C,
             Global Company Guaranteed
             (Callable 12/06/02 @ $105.44)                     (B- , Caa1)      04/01/07     10.875          60,500
       150  Parker Drilling Co., Series B, Senior Notes,
             Company Guaranteed
             (Callable 11/15/04 @ $105.06)                      (B+ , B1)       11/15/09     10.125         146,250
       100  Trico Marine Services, Inc., Global Company
             Guaranteed (Callable 5/15/07 @ $104.44)            (B , B2)        05/15/12      8.875          78,500
                                                                                                       ------------
                                                                                                            285,250
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       12

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
PAPER & FOREST PRODUCTS (1.5%)
     $ 100  Appleton Papers, Inc., Series B, Global Company
             Guaranteed (Callable 12/15/05 @ $106.25)           (B+ , B3)       12/15/08     12.500    $    104,500
       100  Riverwood International Corp., Company
             Guaranteed (Callable 12/06/02 @ $104.08)         (CCC+ , Caa1)     04/01/08     10.875         102,000
       100  Tembec Industries, Inc., Global Company
             Guaranteed                                        (BB+ , Ba1)      02/01/11      8.500         102,250
                                                                                                       ------------
                                                                                                            308,750
                                                                                                       ------------

PHARMACEUTICALS (0.5%)
       100  aaiPharma, Inc., Global Company Guaranteed
             (Callable 4/01/06 @ 105.50)                       (B- , Caa1)      04/01/10     11.000          96,500
                                                                                                       ------------

PUBLISHING (1.9%)
       100  Hollinger International Publishing, Inc., Company
             Guaranteed, Senior Subordinated Notes
             (Callable 12/06/02 @ $104.62)                      (B , Ba3)       03/15/07      9.250         101,000
       100  Liberty Group Operating, Inc., Private Placement,
             Company Guaranteed
             (Callable 2/01/03 @ 104.69)                      (CCC+ , Caa1)     02/01/08      9.375          85,250
        80  Phoenix Color Corp., Company Guaranteed
             (Callable 2/01/04 @ 105.19)                      (CCC+ , Caa2)     02/01/09     10.375          64,500
       150  Primedia Incorporated                                (B , B3)       05/15/11      8.875         126,375
                                                                                                       ------------
                                                                                                            377,125
                                                                                                       ------------

RESTAURANTS (1.8%)
       150  CKE Restaurants, Inc., Company Guaranteed
             (Callable 5/01/04 @ $104.56)                     (CCC+ , Caa1)     05/01/09      9.125         122,250
       150  Hockey Co. & Sports Maska, Inc., Senior Secured,
             Global Notes, Units (Callable 4/15/06 @ $105.62)   (NA , B2)       04/15/09     11.250         144,000
       100  Sbarro, Inc., Company Guaranteed, Senior Notes
             (Callable 9/15/04 @ $105.50)                       (B+ , B2)       09/15/09     11.000          89,500
                                                                                                       ------------
                                                                                                            355,750
                                                                                                       ------------

RETAIL-FOOD & DRUG (1.2%)
       100  B&G Foods, Inc., Series D, Global Company
             Guaranteed (Callable 12/06/02 @ $104.81)           (B- , B3)       08/01/07      9.625         104,250
       150  Herbalife International, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 7/15/06 @ $105.88)++                     (NR , B3)       07/15/10     11.750         138,000
                                                                                                       ------------
                                                                                                            242,250
                                                                                                       ------------

RETAIL STORES (1.8%)
       100  AutoNation, Inc., Global Company Guaranteed        (BB+ , Ba2)      08/01/08      9.000         102,250
       100  Michaels Stores, Inc., Senior Notes
             (Callable 7/01/05 @ $104.62)                       (BB , Ba1)      07/01/09      9.250         106,000
       150  Pep Boys - Manny, Moe & Jack, Notes                 (BB-, B2)       06/01/05      7.000         144,000
                                                                                                       ------------
                                                                                                            352,250
                                                                                                       ------------
                 See Accompanying Notes to Financial Statements.

                                       13

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
SATELLITE (1.6%)
     $ 100  EchoStar DBS Corp., Senior Notes
             (Callable 2/01/04 @ $104.69)                       (B+ , B1)       02/01/09      9.375    $    100,500
       100  Pegasus Communications Corp., Senior
             Notes (Callable 8/01/03 @ $106.25)                (CCC+ , Ca)      08/01/07     12.500          41,000
       100  Pegasus Communications Corp., Series B,
             Senior Notes (Callable 12/01/02 @ $104.88)        (CCC+ , Ca)      12/01/06      9.750          41,000
       150  Star Choice Communications                          (B+ , B3)       12/15/05     13.000         140,250
                                                                                                       ------------
                                                                                                            322,750
                                                                                                       ------------

SECONDARY OIL & GAS PRODUCERS (3.5%)
       100  Abraxas Petroleum Corp., Series B, Company
             Guaranteed (Callable 3/15/03 @ $100.00)           (CCC- , B3)      03/15/03     12.875         100,000
       100  Chesapeake Energy Corp., Global Company
             Guaranteed, Senior Notes
             (Callable 4/01/06 @ $104.06)                       (B+ , B1)       04/01/11      8.125         102,500
       100  Forest Oil Corp., Global Senior Notes               (BB , Ba3)      06/15/08      8.000         106,500
       150  Mariner Energy, Inc., Series B,
             Senior Subordinated Notes
             (Callable 11/12/02 @ $102.62)                      (C , Caa2)      08/01/06     10.500         142,500
       100  Plains Exploration & Production Co., Rule 144A,
             Private Placement, Senior Subordinated Notes
             (Callable 7/01/07 @ $104.38)++                      (B , B2)       07/01/12      8.750         100,500
        78  Southwest Royalties, Inc., Company Guaranteed,
             Senior Secured Notes
             (Callable 12/04/02 @ $100.00)^                    (CCC- , NR)      06/30/04     10.500          77,902
       100  Wiser Oil Co., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 12/06/02 @ $104.75)                    (CCC+ , Caa3)     05/15/07      9.500          77,250
                                                                                                       ------------
                                                                                                            707,152
                                                                                                       ------------

SERVICES - OTHER (3.0%)
       150  Brand Services, Inc., Rule 144A, Private
             Placement, Senior Subordinated Notes
             (Callable 10/15/07 @ $106.00)++                    (B- , B3)       10/15/12     12.000         150,000
       150  Chukchansi Economic Development Authority,
             Rule 144A, Private Placement, Senior Notes
             (Callable 10/01/06 @ $113.00)++                    (NR , NR)       06/15/09     14.500         138,375
       100  Iron Mountain, Inc., Company Guaranteed
             (Callable 4/01/06 @ $104.31)                        (B , B2)       04/01/13      8.625         104,750
       100  La Petite Academy, Inc., Series B, Company
             Guaranteed (Callable 5/15/03 @ $105.00)            (CC , Ca)       05/15/08     10.000          52,500
       150  MDP Acquisitions PLC, Rule 144A,
             Private Placement, Senior Notes
             (Callable 10/01/07 @ $104.81)++                    (B , NR)        10/01/12      9.625         154,500
                                                                                                       ------------
                                                                                                            600,125
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       14

    PAR                                                         RATINGS+
   (000)                                                      (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   -----                                                      -------------     --------     ------    ------------
CORPORATE BONDS (CONTINUED)
TECHNOLOGY (0.9%)
     $ 100  Fairchild Semiconductor Corp., Company
             Guaranteed (Callable 4/01/03 @ $105.19)             (B , B2)       10/01/07     10.375    $    106,000
       150  Lucent Technologies, Inc., Notes                   (B- , Caa1)      07/15/06      7.250          75,750
                                                                                                       ------------
                                                                                                            181,750
                                                                                                       ------------

TEXTILE/APPAREL/SHOE MANUFACTURING (1.5%)
       200  BGF Industries, Inc., Series B, Senior
             Subordinated Notes (Callable 1/15/04 @ $105.25)   (CC , Caa3)      01/15/09     10.250         101,000
       100  Levi Strauss & Co., Global Senior Notes
             (Callable 1/15/05 @ $105.81)                      (BB- , Caa1)     01/15/08     11.625          98,500
       100  Simmons Co., Series B, Senior Subordinated
             Notes (Callable 3/15/04 @ $105.12)                 (B- , B2)       03/15/09     10.250         107,000
                                                                                                       ------------
                                                                                                            306,500
                                                                                                       ------------

TRANSPORTATION/OTHER (0.8%)
       150  Teekay Shipping Corp., Global Senior Notes         (BB- , Ba2)      07/15/11      8.875         153,750
                                                                                                       ------------

WIRELESS (2.3%)
       100  Nextel Partners, Inc., Senior Notes
             (Callable 3/15/05 @ $105.50)                      (CCC+ , B3)      03/15/10     11.000          76,000
       163  TeleCorp PCS, Inc., Company Guaranteed,
             Senior Subordinated Notes
             (Callable 4/15/04 @ $105.81)^                     (BBB , Baa2)     04/15/09     11.625         136,105
       163  Tritel PCS, Inc., Company Guaranteed
             (Callable 5/15/04 @ $106.38)^                     (BBB , Baa2)     05/15/09     12.750         139,773
       150  Triton PCS, Inc., Global Company Guaranteed
             (Callable 11/15/06 @ $104.38)                      (B- , B2)       11/15/11      8.750         108,750
                                                                                                       ------------
                                                                                                            460,628
                                                                                                       ------------

TOTAL CORPORATE BONDS (Cost $18,141,739)                                                                 17,102,191
                                                                                                       ------------

     NUMBER
       OF
     SHARES
     ------
COMMON STOCKS (0.1%)
SECONDARY OIL & GAS PRODUCERS (0.1%)
     1,176  Southwest Royalties, Inc., Class A * ^^
             (Cost $38,970)                                                                                  17,793
                                                                                                       ------------

PREFERRED STOCK (0.4%)
WIRELESS (0.4%)
   386,000  Dobson Communications Corp.,
             (Callable 5/01/04 @ $1,065) (Cost $367,745)                                                     85,885
                                                                                                       ------------

WARRANTS (0.0%)
BROADBAND (0.0%)
       100  GT Group Telecom, Inc., Rule 144A,
             expires February 2010 * ++ (Cost $2,500)                                                           100
                                                                                                       ------------

                 See Accompanying Notes to Financial Statements.

                                       15

    PAR
   (000)                                                                        MATURITY      RATE%        VALUE
   -----                                                                        --------     ------    ------------
SHORT-TERM INVESTMENT (6.9%)
   $ 1,392  State Street Bank & Trust Co. Euro Time Deposit
             (Cost $1,392,000)                                                  11/01/02      1.750    $  1,392,000
                                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (92.4%) (Cost $19,942,954)                                                    18,597,969
OTHER ASSETS IN EXCESS OF LIABILITIES (7.6%)                                                              1,521,230
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $ 20,119,199
                                                                                                       ============

--------------------
+ Credit ratings given by Standard & Poor's Ratings Group and Moody's Investors Service, Inc. are unaudited.

^ Step Bond - The interest rate as of October 31, 2002 is 0% and will reset to the interest rate shown at a future date.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to a value of $2,091,695 or 10.40% of net assets.

*    Non-income producing security

^^ Not readily marketable; security is valued at fair value as determined in good faith by the Board of Trustees.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $19,942,954)                                           $ 18,597,969
    Cash                                                                                       198
    Receivable for fund shares sold                                                      1,260,809
    Interest receivable                                                                    518,871
    Receivable from investment adviser                                                      45,347
    Prepaid expenses and other assets                                                       13,734
                                                                                      ------------
    Total Assets                                                                        20,436,928
                                                                                      ------------

LIABILITIES
    Administrative services fee payable                                                      4,039
    Distribution fee payable                                                                 7,708
    Payable for investments purchased                                                      199,469
    Dividend payable                                                                        59,495
    Payable for fund shares redeemed                                                        23,846
    Other accrued expenses payable                                                          23,172
                                                                                      ------------
    Total Liabilities                                                                      317,729
                                                                                      ------------

NET ASSETS
    Capital stock, $0.001 par value                                                          2,794
    Paid-in capital                                                                     24,652,856
    Accumulated net investment loss                                                        (43,027)
    Accumulated net realized loss on investments                                        (3,148,439)
    Net unrealized depreciation from investments                                        (1,344,985)
                                                                                      ------------
    Net Assets                                                                        $ 20,119,199
                                                                                      ============

COMMON SHARES
    Net assets                                                                        $  1,324,386
    Shares outstanding                                                                     184,150
                                                                                      ------------
    Net asset value, offering price and redemption price per share                    $       7.19
                                                                                      ============

A SHARES
    Net assets                                                                        $  9,389,677
    Shares outstanding                                                                   1,302,704
                                                                                      ------------
    Net asset value and redemption price per share                                    $       7.21
                                                                                      ============
    Maximum offering price per share (net asset value/(1-4.75%))                      $       7.57
                                                                                      ============

B SHARES
    Net assets                                                                        $  2,860,113
    Shares outstanding                                                                     397,836
                                                                                      ------------
    Net asset value and offering price per share                                      $       7.19
                                                                                      ============

C SHARES
    Net assets                                                                        $  6,545,023
    Shares outstanding                                                                     909,362
                                                                                      ------------
    Net asset value and offering price per share                                      $       7.20
                                                                                      ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENT OF OPERATIONS
For the year ended October 31, 2002

INVESTMENT INCOME
    Interest                                                                          $  1,435,038
    Dividend                                                                                 3,641
                                                                                      ------------
      Total investment income                                                            1,438,679
                                                                                      ------------

EXPENSES
    Investment advisory fees                                                                98,585
    Administrative services fees                                                            36,124
    Distribution Fees                                                                       65,159
    Registration fees                                                                       97,669
    Printing fees                                                                           66,480
    Legal fees                                                                              57,906
    Audit fees                                                                              17,175
    Transfer agent fees                                                                     14,043
    Insurance expense                                                                        5,973
    Trustees' fees                                                                           3,714
    Custodian fees                                                                           2,122
    Interest expense                                                                         2,078
    Miscellaneous expense                                                                    1,655
                                                                                      ------------
      Total expenses                                                                       468,683
    Less: fees waived and expenses reimbursed                                             (283,769)
                                                                                      ------------
      Net expenses                                                                         184,914
                                                                                      ------------
        Net investment income                                                            1,253,765
                                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                                  (1,365,146)
    Net change in unrealized appreciation (depreciation) from investments                   86,591
                                                                                      ------------
    Net realized and unrealized loss from investments                                   (1,278,555)
                                                                                      ------------
    Net decrease in net assets resulting from operations                              $    (24,790)
                                                                                      ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR        FOR THE YEAR
                                                                                      ENDED               ENDED
                                                                                OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                                ----------------     ----------------
FROM OPERATIONS
  Net investment income                                                         $      1,253,765     $      1,323,573
  Net realized loss on investments                                                    (1,365,146)          (1,364,120)
  Net change in unrealized appreciation (depreciation) from investments                   86,591               87,128
                                                                                ----------------     ----------------
   Net increase (decrease) in net assets resulting from operations                       (24,790)              46,581
                                                                                ----------------     ----------------

FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                                  (124,699)             (40,270)
   Class A shares                                                                       (757,622)            (970,130)
   Class B shares                                                                       (246,942)            (130,276)
   Class C shares                                                                       (112,283)             (22,894)
   Class D shares                                                                        (59,879)            (170,296)
                                                                                ----------------     ----------------
   Net decrease in net assets resulting from dividends                                (1,301,425)          (1,333,866)
                                                                                ----------------     ----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                        19,366,259            4,507,390
  Reinvestment of dividends                                                              628,234              764,472
  Net asset value of shares redeemed                                                 (11,871,096)          (4,407,149)
                                                                                ----------------     ----------------
   Net increase in net assets from capital share transactions                          8,123,397              864,713
                                                                                ----------------     ----------------
  Net increase (decrease) in net assets                                                6,797,182             (422,572)

NET ASSETS
  Beginning of year                                                                   13,322,017           13,744,589
                                                                                ----------------     ----------------
  End of year                                                                   $     20,119,199     $     13,322,017
                                                                                ================     ================
ACCUMULATED NET INVESTMENT LOSS                                                 $        (43,027)    $        (10,293)
                                                                                ================     ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------
                                                                 2002          2001        2000(1)
                                                               -------       -------       -------
PER SHARE DATA
  Net asset value, beginning of period                         $  7.96       $  8.73       $  9.21
                                                               -------       -------       -------

INVESTMENT OPERATIONS
  Net investment income                                           0.72(2)       0.80          0.21
  Net loss on investments
    (both realized and unrealized)                               (0.74)        (0.71)        (0.48)
                                                               -------       -------       -------
      Total from investment operations                           (0.02)         0.09         (0.27)
                                                               -------       -------       -------

LESS DIVIDENDS
  Dividends from net investment income                           (0.75)        (0.86)        (0.21)
                                                               -------       -------       -------
NET ASSET VALUE, END OF PERIOD                                 $  7.19       $  7.96       $  8.73
                                                               =======       =======       =======
      Total return(3)                                            (0.60)%        0.88%        (2.98)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $ 1,324       $   599       $   141
    Ratio of expenses to average net assets                       1.10%         1.10%         1.10%(4)
    Ratio of net investment income to average net assets          9.16%         9.98%         9.14%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                               2.04%         1.41%         1.58%(4)
  Portfolio turnover rate                                           86%           41%           44%

-----------------
(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                               -------------------------------------------------
                                                                 2002          2001         2000         1999(1)
                                                               -------       -------      --------      --------
PER SHARE DATA
  Net asset value, beginning of period                         $  7.98       $  8.73      $   9.66      $  10.00
                                                               -------       -------      --------      --------

INVESTMENT OPERATIONS
  Net investment income                                           0.72(2)       0.86          0.88          0.56
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                               (0.74)        (0.75)        (0.86)        (0.34)
                                                               -------       -------      --------      --------
      Total from investment operations                           (0.02)         0.11          0.02          0.22
                                                               -------       -------      --------      --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.75)        (0.86)        (0.88)        (0.56)
  Distributions from net realized gains                             --            --         (0.07)           --
                                                               -------       -------      --------      --------
      Total dividends and distributions                          (0.75)        (0.86)        (0.95)        (0.56)
                                                               -------       -------      --------      --------
NET ASSET VALUE, END OF PERIOD                                 $  7.21       $  7.98      $   8.73      $   9.66
                                                               =======       =======      ========      ========
      Total return(3)                                            (0.56)%        1.13%        (0.06)%        2.19%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $ 9,390       $ 8,952      $ 10,709      $ 10,488
    Ratio of expenses to average net assets                       1.10%         1.10%         1.10%         1.10%(4)
    Ratio of net investment income to average net assets          9.16%        10.01%         9.35%         8.61%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        1.97%         1.30%         1.58%         1.43%(4)
  Portfolio turnover rate                                           86%           41%           44%          188%

-----------------
(1)  For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                          FOR THE YEAR ENDED OCTOBER 31,
                                                               -------------------------------------------------
                                                                 2002          2001         2000         1999(1)
                                                               -------       -------      --------      --------
PER SHARE DATA
  Net asset value, beginning of period                         $  7.96       $  8.73      $   9.66      $  10.00
                                                               -------       -------      --------      --------

INVESTMENT OPERATIONS
  Net investment income                                           0.65(2)       0.80          0.81          0.50
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                               (0.73)        (0.77)        (0.86)        (0.34)
                                                               -------       -------      --------      --------
      Total from investment operations                           (0.08)         0.03         (0.05)         0.16
                                                               -------       -------      --------      --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                           (0.69)        (0.80)        (0.81)        (0.50)
  Distributions from net realized gains                             --            --         (0.07)           --
                                                               -------       -------      --------      --------
      Total dividends and distributions                          (0.69)        (0.80)        (0.88)        (0.50)
                                                               -------       -------      --------      --------
NET ASSET VALUE, END OF PERIOD                                 $  7.19       $  7.96      $   8.73      $   9.66
                                                               =======       =======      ========      ========
      Total return(3)                                            (1.36)%        0.14%        (0.81)%        1.60%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $ 2,860       $ 1,667      $  1,313      $  1,447
    Ratio of expenses to average net assets                       1.85%         1.85%         1.85%         1.85%(4)
    Ratio of net investment income to average net assets          8.35%         9.22%         8.60%         7.83%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        1.97%         1.35%         1.58%         1.43%(4)
  Portfolio turnover rate                                           86%           41%           44%          188%

-----------------
(1)  For the period March 8, 1999 (inception date) through October 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                   FOR THE YEAR ENDED OCTOBER 31,
                                                               -----------------------------------
                                                                2002           2001        2000(1)
                                                               -------       -------      --------
PER SHARE DATA
  Net asset value, beginning of period                         $  7.96       $  8.73      $   9.57
                                                               -------       -------      --------

INVESTMENT OPERATIONS
  Net investment income                                           0.61(2)       0.80          0.53
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                               (0.68)        (0.77)        (0.84)
                                                               -------       -------      --------
      Total from investment operations                           (0.07)         0.03         (0.31)
                                                               -------       -------      --------

LESS DIVIDENDS
  Dividends from net investment income                           (0.69)        (0.80)        (0.53)
                                                               -------       -------      --------
      Total dividends                                            (0.69)        (0.80)        (0.53)
                                                               -------       -------      --------
NET ASSET VALUE, END OF PERIOD                                 $  7.20       $  7.96      $   8.73
                                                               =======       =======      ========
      Total return(3)                                            (1.22)%        0.14%         3.31%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $ 6,545       $   623      $     78
    Ratio of expenses to average net assets                       1.85%         1.85%         1.85%(4)
    Ratio of net investment income to average net assets          8.03%         9.18%         7.57%(4)
    Decrease reflected in above operating expense
      ratios due to waivers                                       2.61%         1.75%         1.58%(4)
  Portfolio turnover rate                                           86%           41%           44%

-----------------
(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds, ("The Trust") a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

   The Fund offers Common Class, Class A, Class B and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Class D ceased operations. Common Class shares bear expenses paid pursuant to a distribution plan at an annual rate up to .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a distribution plan at an annual rate up to .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on an accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate as follows: .70% of average daily net assets less than or equal to $100 million and 50% of average daily net assets greater than $100 million.

   For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed for the Fund were as follows:

                GROSS                           NET
               ADVISORY                       ADVISORY      EXPENSE
                 FEE            WAIVER          FEE      REIMBURSEMENT
              ---------        --------       --------   -------------
              $  98,585        $ 98,585         $ --       $ 179,142

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Trustees approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective July 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $14,089.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                   ANNUAL RATE
           ------------------------                   -----------
           First $150 million               .07% of average daily net assets
           Next $150 million                .06% of average daily net assets
           Over $300 million                .05% of average daily net assets

   For the period November 1, 2001 through June 30, 2002, co-administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were $11,061 and $6,042, respectively.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                    ANNUAL RATE
           ------------------------                    -----------
           First $5 billion                 .050% of average daily net assets
           Next $5 billion                  .035% of average daily net assets
           Over $10 billion                 .020% of average daily net assets

   For the period July 1, 2002 through October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $10,974.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of up to .25% of the average daily net assets of Common Class shares and Class A shares and up to 1.00% of the average daily net assets of the Class B shares and C shares. CSAMSI may use this fee to compensate service organizations for distribution services. For the year ended October 31, 2002, distribution fees earned by CSAMSI were as follows:

           FUND                                       DISTRIBUTION FEE
           ----                                       ----------------
           Common Class                                  $  3,282
           Class A                                         19,965
           Class B                                         28,342
           Class C                                         13,570
                                                         --------
                                                         $ 65,159
                                                         ========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAM $683, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $66,008 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $52,481 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus ..50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for the Fund either under the New Credit Facility or the Prior Credit Facility. During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           -------------        ----------------          ----------------
             $ 368,038               2.276%                  $ 1,228,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $17,279,862 and $11,559,979, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as the Common Class shares and an unlimited number of shares are classified as the Class A shares, Class B shares, and Class C shares. Transactions in capital shares for each class were as follows:

                                                                COMMON CLASS
                                              ------------------------------------------------
                                                             FOR THE YEAR ENDED
                                              ------------------------------------------------
                                                 OCTOBER 31, 2002          OCTOBER 31, 2001
                                              ------------------------------------------------
                                               SHARES        VALUE       SHARES       VALUE
                                              --------   ------------   --------   -----------
Shares sold                                    264,811   $  2,114,199     75,649   $   642,486
Shares issued in reinvestment of dividends      13,137        101,994      3,579        29,839
Shares redeemed                               (169,074)    (1,328,719)   (20,068)     (172,116)
                                              --------   ------------   --------   -----------
Net increase                                   108,874   $    887,474     59,160   $   500,209
                                              ========   ============   ========   ===========

                                                                   CLASS A
                                              ------------------------------------------------
                                                             FOR THE YEAR ENDED
                                              ------------------------------------------------
                                                 OCTOBER 31, 2002          OCTOBER 31, 2001
                                              ------------------------------------------------
                                               SHARES        VALUE       SHARES       VALUE
                                              --------   ------------   --------   -----------
Shares sold                                    956,207   $  7,119,416    197,530   $ 1,733,956
Shares issued in reinvestment of dividends      44,463        349,237     57,078       483,487
Shares redeemed                               (820,293)    (6,301,159)  (358,494)   (3,056,989)
                                              --------   ------------   --------   -----------
Net increase (decrease)                        180,377   $  1,167,494   (103,886)  $  (839,546)
                                              ========   ============   ========   ===========

                                                                   CLASS B
                                              ------------------------------------------------
                                                             FOR THE YEAR ENDED
                                              ------------------------------------------------
                                                 OCTOBER 31, 2002          OCTOBER 31, 2001
                                              ------------------------------------------------
                                               SHARES        VALUE       SHARES       VALUE
                                              --------   ------------   --------   -----------
Shares sold                                    469,274   $  3,637,725     69,009   $   580,160
Shares issued in reinvestment of dividends      10,337         80,323      7,780        65,742
Shares redeemed                               (291,283)    (2,219,548)   (17,677)     (147,359)
                                              --------   ------------   --------   -----------
Net increase                                   188,328   $  1,498,500     59,112   $   498,543
                                              ========   ============   ========   ===========

                                       30

                                                                   CLASS C
                                              ------------------------------------------------
                                                             FOR THE YEAR ENDED
                                              ------------------------------------------------
                                                 OCTOBER 31, 2002          OCTOBER 31, 2001
                                              ------------------------------------------------
                                               SHARES        VALUE       SHARES       VALUE
                                              --------   ------------   --------   -----------
Shares sold                                    846,338   $  6,180,539     78,836   $   670,108
Shares issued in reinvestment of dividends       5,739         44,296      1,822        15,106
Shares redeemed                                (20,900)      (153,158)   (11,455)      (96,373)
                                              --------   ------------   --------   -----------
Net increase                                   831,177   $  6,071,677     69,203   $   588,841
                                              ========   ============   ========   ===========

                                                                   CLASS D
                                              ------------------------------------------------
                                                             FOR THE YEAR ENDED
                                              ------------------------------------------------
                                                 OCTOBER 31, 2002(1)       OCTOBER 31, 2001
                                              ------------------------------------------------
                                               SHARES         VALUE      SHARES       VALUE
                                              --------   ------------   --------   -----------
Shares sold                                     39,302   $    314,380    101,702   $   880,680
Shares issued in reinvestment of dividends       6,488         52,384     20,010       170,298
Shares redeemed                               (231,851)    (1,868,512)  (107,858)     (934,312)
                                              --------   ------------   --------   -----------
Net increase (decrease)                       (186,061)  $ (1,501,748)    13,854   $   116,666
                                              ========   ============   ========   ===========

-----------------
(1) Class D ceased operations effective March 18, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

                                   NUMBER OF           APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS          OF OUTSTANDING SHARES
                                ----------------       ----------------------
           Common Class                4                        65%
           Class A                     1                        25%
           Class B                     2                        46%
           Class C                     3                        37%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, 2002 and 2001, respectively, for the Fund were as follows:

               ORDINARY INCOME                  LONG-TERM CAPITAL GAIN
         --------------------------           --------------------------
             2002          2001                  2002            2001
         -----------    -----------           -----------    -----------
         $ 1,301,425    $ 1,333,866              $ --            $ --

   At October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

           Accumulated net investment loss           $    (43,027)
           Accumulated realized loss                   (3,148,152)
           Unrealized depreciation                     (1,345,273)
                                                     ------------
                                                       (4,536,452)
                                                     ============

   At October 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                                   EXPIRES OCTOBER 31,
                     ----------------------------------------------
                        2008              2009              2010
                     ---------        -----------       -----------
                     $ 404,247        $ 1,363,861       $ 1,380,044

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $19,943,242, $330,258 $(1,675,531) and $(1,345,273), respectively.

   At October 31, 2002, the Fund reclassified $14,926 from accumulated undistributed net investment income to accumulated net realized gain (loss) from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of defaulted bonds. Net assets were not affected by these reclassifications.

CREDIT SUISSE HIGH INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Credit Suisse High Income Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund") at October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE HIGH INCOME FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                               TERM                                         NUMBER OF
                                               OF OFFICE(1)                                 PORTFOLIOS IN
                                               AND                                          FUND
                              POSITION(S)      LENGTH         PRINCIPAL                     COMPLEX          OTHER
                              HELD WITH        OF TIME        OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND             SERVED         PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
---------------------         -----------      ------------   --------------------          -------------    ---------------
INDEPENDENT TRUSTEES

Richard H. Francis            Trustee and      Since          Currently retired;            53               Director of
c/o Credit Suisse Asset       Audit            2001           Executive Vice                                 The Indonesia
Management, LLC.              Committee                       President and Chief                            Fund, Inc.
466 Lexington Avenue          Member                          Financial Officer of
New York, New York                                            Pan Am Corporation
10017-3147                                                    and Pan American
                                                              World Airways, Inc.
Age: 70                                                       from 1988 to 1991

Jack W. Fritz                 Trustee and      Since          Private investor;             52               Director of Advo,
2425 North Fish Creek Road    Audit            2001           Consultant and                                 Inc. (direct mail
P.O. Box 1287                 Committee                       Trustee of Fritz                               advertising)
Wilson, Wyoming 83014         Member                          Broadcasting, Inc.
                                                              and Fritz
Age: 75                                                       Communications
                                                              (developers and
                                                              operators of radio
                                                              stations) since 1987

Jeffrey E. Garten             Trustee and      Since          Dean of Yale School           52               Director of Aetna,
Box 208200                    Audit            2001           of Management and                              Inc.; Director
New Haven, Connecticut        Committee                       William S. Beinecke                            of Calpine
06520-8200                    Member                          Professor in the                               Energy
                                                              Practice of International                      Corporation;
Age: 56                                                       Trade and Finance;                             Director of
                                                              Undersecretary of                              CarMax
                                                              Commerce for                                   Group (used
                                                              International Trade from                       car dealers)
                                                              November 1993 to
                                                              October 1995; Professor
                                                              at Columbia University
                                                              from September 1992 to
                                                              November 1993
----------
(1)  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                       34

                                               TERM                                         NUMBER OF
                                               OF OFFICE(1)                                 PORTFOLIOS IN
                                               AND                                          FUND
                              POSITION(S)      LENGTH         PRINCIPAL                     COMPLEX          OTHER
                              HELD WITH        OF TIME        OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND             SERVED         PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
---------------------         -----------      ------------   --------------------          -------------    ---------------
INDEPENDENT TRUSTEES--
  (CONTINUED)

Peter F. Krogh                Trustee and      Since          Dean Emeritus and             52               Member of the
301 ICC                       Audit            2001           Distinguished Professor                        Board of The
Georgetown University         Committee                       of International Affairs                       Carlisle
Washington, DC 20057          Member                          at the Edmund A. Walsh                         Companies Inc.;
                                                              School of Foreign                              Member of
Age: 65                                                       Service, Georgetown                            Selection
                                                              University; Moderator                          Committee for
                                                              of PBS Foreign affairs                         Truman Scholars
                                                              television Series                              and Henry Luce
                                                                                                             Scholars; Senior
                                                                                                             Associate of
                                                                                                             Center for
                                                                                                             Strategic and
                                                                                                             International
                                                                                                             Studies; Trustee
                                                                                                             of numerous
                                                                                                             world affairs
                                                                                                             organizations

James S. Pasman, Jr.          Trustee and      Since          Currently retired;            54               Director of
c/o Credit Suisse Asset       Audit            1999           President and Chief                            Education
Management, LLC.              Committee                       Operating Officer of                           Management
466 Lexington Avenue          Member                          National InterGroup,                           Corp.; Director of
New York, New York                                            Inc. (holding company)                         Credit Suisse
10017-3147                                                    from April 1989                                Asset
                                                              to March 1991;                                 Management
Age: 71                                                       Chairman of Permian                            Income Fund,
                                                              Oil Co. from April 1989                        Inc.; Trustee of
                                                              to March 1991                                  Credit Suisse
                                                                                                             High Yield Bond
                                                                                                             Fund;

                                       35

                                               TERM                                         NUMBER OF
                                               OF OFFICE(1)                                 PORTFOLIOS IN
                                               AND                                          FUND
                              POSITION(S)      LENGTH         PRINCIPAL                     COMPLEX          OTHER
                              HELD WITH        OF TIME        OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE         FUND             SERVED         PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
---------------------         -----------      ------------   --------------------          -------------    ---------------
INDEPENDENT TRUSTEES--
  (CONTINUED)

Steven N. Rappaport           Trustee and      Since          Partner of Lehigh Court,      53               Director of
Lehigh Court, LLC             Audit            1999           LLC since July 2002;                           The First Israel
40 East 52nd Street           Committee                       President Sunguard                             Fund, Inc.
New York, New York            Chairman                        Securities Finance, Inc.
10022                                                         from 2001 to July 2002;
                                                              President of Loanet,
Age: 52                                                       Inc. (on-line
                                                              accounting service)
                                                              from 1995 to 2001;
                                                              Director, President,
                                                              North American
                                                              Operations, and former
                                                              Executive Vice President
                                                              from 1992 to 1993 of
                                                              Worldwide Operations of
                                                              Metallurg Inc.
                                                              (manufacturer of specialty
                                                              metals and alloys);
                                                              Executive Vice President,
                                                              Telerate, Inc. (provider of
                                                              real-time information to the
                                                              capital markets) from 1987
                                                              to 1992; Partner in the law
                                                              firm of Hartman & Craven
                                                              until 1987

INTERESTED TRUSTEE

William W. Priest(2)          Trustee          Since          Senior Partner and            59               Director of The
Steinberg Priest& Sloane                       1999           Fund Manager,                                  Brazilian Equity
Capital Management                                            Steinberg                                      Fund, Inc.; The
12 East 49th Street                                           Priest & Sloane Capital                        Chile Fund, Inc.;
12th Floor                                                    Management since                               The Emerging
New York, New York                                            March 2001; Chairman                           Markets Tele-
10017                                                         and Managing Trustee                           communications
                                                              of CSAM from 2000 to                           Fund, Inc.; The
Age: 61                                                       February 2001, Chief                           First Israel Fund,
                                                              Executive Officer and                          Inc.; The Latin
                                                              Managing Trustee of                            America Equity
                                                              CSAM from 1990 to                              Fund, Inc.; The
                                                              2000                                           Indonesia Fund,
                                                                                                             Inc.; and Credit
                                                                                                             Suisse Asset
                                                                                                             Management
                                                                                                             Income Fund,
                                                                                                             Inc.
------------------------
(2)  Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until
     February 2001.

                                       36

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                               POSITION(S)       LENGTH
                               HELD WITH         OF TIME
NAME, ADDRESS AND AGE          FUND              SERVED              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------          -----------       ------------        ----------------------------------------------
OFFICERS

Laurence R. Smith              Chairman          Since               Managing Director and Global Chief Investment
Credit Suisse Asset                              2002                Officer of CSAM; Associated with JP Morgan
Management, LLC                                                      Investment Management from 1981 to 1999;
466 Lexington Avenue                                                 Officer of other Credit Suisse Funds.
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.               Vice              Since               Managing Director and Global General Counsel of
Credit Suisse Asset            President         2001                CSAM; Associated with Lehman Brothers, Inc.
Management, LLC                and                                   from 1996 to 1997; Associated with CSAM
466 Lexington Avenue           Secretary                             from 1995 to 1996; Associated with CS
New York, New York                                                   First Boston Investment Management from
10017-3147                                                           1994 to 1995; Associated with Division of
                                                                     Enforcement, U.S. Securities and Exchange
Age: 38                                                              Commission from 1991 to 1994;
                                                                     Officer of other Credit Suisse Funds.

Michael A. Pignataro           Treasurer         Since               Director and Director of Fund Administration
Credit Suisse Asset            and Chief         2001                of CSAM; Associated with CSAM since 1984;
Management, LLC                Financial                             Officer of other Credit Suisse Funds.
466 Lexington Avenue           Officer
New York, New York
10017-3147

Age: 43

Gregory N. Bressler, Esq.      Assistant         Since               Vice President and Legal Counsel of CSAM
Credit Suisse Asset            Secretary         2001                since January 2000; Associated with the law
Management, LLC                                                      firm of Swidler Berlin Shereff Friedman LLP
466 Lexington Avenue                                                 from 1996 to 2000; Officer of other Credit
New York, New York                                                   Suisse Funds.
10017-3147

Age: 36

Kimiko T. Fields, Esq.         Assistant         Since               Assistant Vice President and Legal Counsel
Credit Suisse Asset            Secretary         2002                of CSAM since December 2000; Assistant
Management, LLC                                                      Vice President, Institutional Marketing
466 Lexington Avenue                                                 Department, CSAM, from January 2000 to
New York, New York                                                   December 2000; Marketing Associate,
10017-3147                                                           International Equity Department, Warburg
                                                                     Pincus Asset Management, Inc. from January of
Age: 38                                                              1998 to January 2000; self-employed author
                                                                     and consultant, from January 1996 to
                                                                     December 1997; Officer of other Credit
                                                                     Suisse Funds.

                                       37

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                               POSITION(S)       LENGTH
                               HELD WITH         OF TIME
NAME, ADDRESS AND AGE          FUND              SERVED              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------          -----------       ------------        ----------------------------------------------
OFFICERS--(CONTINUED)

Rocco A. Del Guercio           Assistant         Since               Vice President and Administrative Officer of
Credit Suisse Asset            Treasurer         1999                CSAM; Associated with CSAM since June 1996;
Management, LLC                                                      Assistant Treasurer, Bankers Trust Co. --
466 Lexington Avenue                                                 Fund Administration from March 1994 to
New York, New York                                                   June 1996; Mutual Fund Accounting Supervisor,
10017-3147                                                           Dreyfus Corporation from April 1987 to
                                                                     March 1994; Officer of other Credit
Age: 39                                                              Suisse Funds.

Joseph Parascondola            Assistant         Since               Assistant Vice President -- Fund
Credit Suisse Asset            Treasurer         2000                Administration of CSAM since April 2000;
Management, LLC                                                      Assistant Vice President, Deutsche Asset
466 Lexington Avenue                                                 Management from January 1999 to April 2000;
New York, New York                                                   Assistant Vice President, Weiss, Peck & Greer
10017-3147                                                           LLC from November 1995 to December 1998;
                                                                     Officer of other Credit Suisse Funds.
Age: 39

Robert M. Rizza                Assistant         Since               Assistant Vice President of CSAM since
Credit Suisse Asset            Treasurer         2002                January 2001; Administrative Officer of CSAM
Management, LLC                                                      from March 1998 to December 2000; Assistant
466 Lexington Avenue                                                 Treasurer of Bankers Trust Co. from April 1994
New York, New York                                                   to March 1998; Officer of other Credit
10017-3147                                                           Suisse Funds.

Age: 37

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE HIGH INCOME FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31,2002

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   Corporate shareholders should note for the year ended October 31, 2002, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 0.28%.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

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800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSHIF-2-1002